Shareholder Report, Holdings (Details) - C000229340	May 31, 2024
FR_912797KW6_5.228000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_80286YAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_92540CAA5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_40441RAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_29375PAB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_14316NAG4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_20600GFD3_0.000000_2024-06-13
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_87613EG82_0.000000_2024-07-08
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_28103AF33_0.000000_2024-06-03
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_67571CAB7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
AAA Rated
Holdings [Line Items]
Percent of Total Investments	29.60%
AA Rated
Holdings [Line Items]
Percent of Total Investments	5.20%
A Rated
Holdings [Line Items]
Percent of Total Investments	23.20%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	39.50%
Not Rated
Holdings [Line Items]
Percent of Total Investments	1.10%
Reserves
Holdings [Line Items]
Percent of Total Investments	1.00%